Stock-Based Compensation (Summary of Option Activity Under Stock Option Plans) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares
Outstanding at beginning of year	185,800	74,000	0
Granted	98,900	116,300	74,000
Exercised	(37,100)	(4,500)
Outstanding at end of year	247,600	185,800	74,000
Exercisable at end of year	247,600
Weighted-Average Exercise Price
Outstanding at beginning of year	¥ 1	¥ 1	¥ 0
Granted	1	1	1
Exercised	1	1
Outstanding at end of year	1	¥ 1	¥ 1
Exercisable at end of year	¥ 1
Weighted-Average Remaining Contractual Term
Outstanding at end of year	28 years 4 months 24 days	29 years	29 years 3 months 18 days
Exercisable at end of year	28 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding at end of year	¥ 324	¥ 555	¥ 222
Exercisable at end of year	¥ 324